Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 40	$ 41
Total construction cost	$ 40	$ 41